Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	$ (120.4)	$ (67.8)	$ (156.3)
Change in Fair Value Recognized in AOCI	(69.7)	6.6	71.2
Commodity
Generation and Marketing Revenues	15,561.4	16,195.7	15,424.9
Interest Rate
Interest Expense	1,072.5	984.4	895.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	53.7	(38.3)	26.4
Income Tax (Expense) Benefit	(12.9)	115.3	969.7
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	42.4	(30.3)	17.3
Net Current Period Other Comprehensive Income (Loss)	(27.3)	(23.7)	88.5
ASU 2018-02 Adoption		(3.0)
ASU 2016-01 Adoption		0.0
Ending Balance in AOCI	(147.7)	(120.4)	(67.8)
Securities Available for Sale [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	0.0	11.9	8.4
Change in Fair Value Recognized in AOCI		0.0	3.5
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.0	0.0
Net Current Period Other Comprehensive Income (Loss)		0.0	3.5
ASU 2018-02 Adoption		0.0
ASU 2016-01 Adoption		(11.9)
Ending Balance in AOCI		0.0	11.9
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	136.3	141.6	140.5
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(7.1)	(6.7)	1.7
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(5.6)	(5.3)	1.1
Net Current Period Other Comprehensive Income (Loss)	(5.6)	(5.3)	1.1
ASU 2018-02 Adoption		0.0
ASU 2016-01 Adoption		0.0
Ending Balance in AOCI	130.7	136.3	141.6
Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(221.1)	(179.9)	(266.4)
Change in Fair Value Recognized in AOCI	57.7	(33.0)	86.5
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	57.7	(33.0)	86.5
ASU 2018-02 Adoption		(8.2)
ASU 2016-01 Adoption		0.0
Ending Balance in AOCI	(163.4)	(221.1)	(179.9)
Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)	(27.3)	(23.7)	88.5
ASU 2018-02 Adoption		(17.0)
ASU 2016-01 Adoption		(11.9)
Commodity [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(23.0)	(28.4)	(23.1)
Change in Fair Value Recognized in AOCI	(127.2)	37.3	(20.4)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	59.3	(32.7)	23.2
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	46.7	(25.8)	15.1
Net Current Period Other Comprehensive Income (Loss)	(80.5)	11.5	(5.3)
ASU 2018-02 Adoption		(6.1)
ASU 2016-01 Adoption		0.0
Ending Balance in AOCI	(103.5)	(23.0)	(28.4)
Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(12.6)	(13.0)	(15.7)
Change in Fair Value Recognized in AOCI	(0.2)	2.3	1.6
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.5	1.1	1.5
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.3	0.8	1.1
Net Current Period Other Comprehensive Income (Loss)	1.1	3.1	2.7
ASU 2018-02 Adoption		(2.7)
ASU 2016-01 Adoption		0.0
Ending Balance in AOCI	(11.5)	(12.6)	(13.0)
Generation and Marketing Revenues [Member]
Commodity
Generation and Marketing Revenues	1,721.8	1,818.1	1,771.4
Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	3,165.2	3,427.1	2,965.3
Apple Blossom and Black Oak [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Change in Fair Value Recognized in AOCI	4.0
AEP Texas Inc. [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(15.1)	(12.6)	(14.9)
Change in Fair Value Recognized in AOCI	1.1	(1.0)	1.1
Commodity
Generation and Marketing Revenues	1,551.6	1,493.0
Interest Rate
Interest Expense	137.2	147.3	142.3
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.5	1.6	1.7
Income Tax (Expense) Benefit	(53.6)	20.8	(23.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.2	1.2	1.2
Net Current Period Other Comprehensive Income (Loss)	2.3	0.2	2.3
ASU 2018-02 Adoption		(0.9)
Ending Balance in AOCI	(12.8)	(15.1)	(12.6)
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	4.7	4.5	4.2
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.2	0.3	0.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.2	0.2	0.3
Net Current Period Other Comprehensive Income (Loss)	0.2	0.2	0.3
ASU 2018-02 Adoption		0.0
Ending Balance in AOCI	4.9	4.7	4.5
AEP Texas Inc. [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(15.4)	(12.6)	(13.7)
Change in Fair Value Recognized in AOCI	1.1	(1.0)	1.1
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	1.1	(1.0)	1.1
ASU 2018-02 Adoption		(1.8)
Ending Balance in AOCI	(14.3)	(15.4)	(12.6)
AEP Texas Inc. [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)	2.3	0.2	2.3
ASU 2018-02 Adoption		(2.7)
AEP Texas Inc. [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(4.4)	(4.5)	(5.4)
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.3	1.3	1.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.0	1.0	0.9
Net Current Period Other Comprehensive Income (Loss)	1.0	1.0	0.9
ASU 2018-02 Adoption		(0.9)
Ending Balance in AOCI	(3.4)	(4.4)	(4.5)
Appalachian Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(5.0)	1.3	(8.4)
Change in Fair Value Recognized in AOCI	13.4	(3.3)	11.6
Commodity
Generation and Marketing Revenues	2,911.1	2,993.2
Interest Rate
Interest Expense	205.0	194.8	190.9
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(4.3)	(4.1)	(2.9)
Income Tax (Expense) Benefit	(78.0)	(44.9)	185.3
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(3.4)	(3.3)	(1.9)
Net Current Period Other Comprehensive Income (Loss)	10.0	(6.6)	9.7
ASU 2018-02 Adoption		0.4
Ending Balance in AOCI	5.0	(5.0)	1.3
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	11.7	14.8	16.0
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(3.2)	(3.9)	(1.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(2.5)	(3.1)	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(2.5)	(3.1)	(1.2)
ASU 2018-02 Adoption		0.0
Ending Balance in AOCI	9.2	11.7	14.8
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(18.5)	(15.7)	(27.3)
Change in Fair Value Recognized in AOCI	13.4	(2.6)	11.6
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	13.4	(2.6)	11.6
ASU 2018-02 Adoption		(0.2)
Ending Balance in AOCI	(5.1)	(18.5)	(15.7)
Appalachian Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)	10.0	(6.6)	9.7
ASU 2018-02 Adoption		0.3
Appalachian Power Co [Member] | Commodity [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	0.0	0.0
Change in Fair Value Recognized in AOCI		(0.7)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		0.9
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		0.7
Net Current Period Other Comprehensive Income (Loss)		0.0
ASU 2018-02 Adoption		0.0
Ending Balance in AOCI		0.0	0.0
Appalachian Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	1.8	2.2	2.9
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.1)	(1.1)	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.9)	(0.9)	(0.7)
Net Current Period Other Comprehensive Income (Loss)	(0.9)	(0.9)	(0.7)
ASU 2018-02 Adoption		0.5
Ending Balance in AOCI	0.9	1.8	2.2
Appalachian Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	391.0	503.5	357.6
Indiana Michigan Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(13.8)	(12.1)	(16.2)
Change in Fair Value Recognized in AOCI	0.8	(0.6)	2.8
Commodity
Generation and Marketing Revenues	2,308.1	2,381.0
Interest Rate
Interest Expense	117.9	124.1	110.8
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.8	2.0	2.0
Income Tax (Expense) Benefit	(10.6)	29.1	81.4
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.4	1.6	1.3
Net Current Period Other Comprehensive Income (Loss)	2.2	1.0	4.1
ASU 2018-02 Adoption		(2.4)
Ending Balance in AOCI	(11.6)	(13.8)	(12.1)
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	5.1	5.1	5.1
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(0.2)	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(0.2)	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	(0.2)	0.0	0.0
ASU 2018-02 Adoption		0.0
Ending Balance in AOCI	4.9	5.1	5.1
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(7.4)	(6.5)	(9.3)
Change in Fair Value Recognized in AOCI	0.8	(0.6)	2.8
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	0.8	(0.6)	2.8
ASU 2018-02 Adoption		(0.3)
Ending Balance in AOCI	(6.6)	(7.4)	(6.5)
Indiana Michigan Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)	2.2	1.0	4.1
ASU 2018-02 Adoption		(2.7)
Indiana Michigan Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(11.5)	(10.7)	(12.0)
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	2.0	2.0	2.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.6	1.6	1.3
Net Current Period Other Comprehensive Income (Loss)	1.6	1.6	1.3
ASU 2018-02 Adoption		(2.4)
Ending Balance in AOCI	(9.9)	(11.5)	(10.7)
Indiana Michigan Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	232.3	221.8	152.2
Ohio Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	1.0
Commodity
Generation and Marketing Revenues	2,748.8	3,079.9
Interest Rate
Interest Expense	106.2	100.7	101.9
Pension and OPEB
Income Tax (Expense) Benefit	34.9	24.0	159.3
Net Current Period Other Comprehensive Income (Loss)	(1.0)	(1.3)	(1.1)
ASU 2018-02 Adoption		0.4
Ending Balance in AOCI	0.0	1.0
Ohio Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)	(1.0)	(1.3)	(1.1)
ASU 2018-02 Adoption		0.4
Ohio Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	1.0	1.9	3.0
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit		(1.7)	(1.7)
Income Tax (Expense) Benefit	(1.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit		(1.3)	(1.1)
Net Current Period Other Comprehensive Income (Loss)	(1.0)	(1.3)	(1.1)
ASU 2018-02 Adoption		0.4
Ending Balance in AOCI	0.0	1.0	1.9
Ohio Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	607.3	684.6	705.9
Public Service Co Of Oklahoma [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	2.1
Commodity
Generation and Marketing Revenues	1,512.8	1,536.4
Interest Rate
Interest Expense	66.5	63.5	53.4
Pension and OPEB
Income Tax (Expense) Benefit	7.5	5.0	50.1
Net Current Period Other Comprehensive Income (Loss)	(1.0)	(1.0)	(0.8)
ASU 2018-02 Adoption		0.5
Ending Balance in AOCI	1.1	2.1
Public Service Co Of Oklahoma [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)	(1.0)	(1.0)	(0.8)
ASU 2018-02 Adoption		0.5
Public Service Co Of Oklahoma [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	2.1	2.6	3.4
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.3)	(1.3)	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.0)	(1.0)	(0.8)
Net Current Period Other Comprehensive Income (Loss)	(1.0)	(1.0)	(0.8)
ASU 2018-02 Adoption		0.5
Ending Balance in AOCI	1.1	2.1	2.6
Public Service Co Of Oklahoma [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	458.9	479.9	514.9
Southwestern Electric Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(5.4)	(4.0)	(9.4)
Change in Fair Value Recognized in AOCI	3.7	(0.8)	4.7
Commodity
Generation and Marketing Revenues	1,799.2	1,817.0
Interest Rate
Interest Expense	119.1	127.9	123.4
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.5	0.3	1.1
Income Tax (Expense) Benefit	(4.7)	20.4	48.1
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.4	0.3	0.7
Net Current Period Other Comprehensive Income (Loss)	4.1	(0.5)	5.4
ASU 2018-02 Adoption		(1.3)
Ending Balance in AOCI	(1.3)	(5.4)	(4.0)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(0.2)	1.2	1.9
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	(1.4)	(1.8)	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	(1.1)	(1.4)	(0.7)
Net Current Period Other Comprehensive Income (Loss)	(1.1)	(1.4)	(0.7)
ASU 2018-02 Adoption		0.0
Ending Balance in AOCI	(1.3)	(0.2)	1.2
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(1.9)	0.8	(3.9)
Change in Fair Value Recognized in AOCI	3.7	(3.1)	4.7
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	0.0	0.0	0.0
Net Current Period Other Comprehensive Income (Loss)	3.7	(3.1)	4.7
ASU 2018-02 Adoption		0.4
Ending Balance in AOCI	1.8	(1.9)	0.8
Southwestern Electric Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Pension and OPEB
Net Current Period Other Comprehensive Income (Loss)	4.1	(0.5)	5.4
ASU 2018-02 Adoption		(0.9)
Southwestern Electric Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component
Beginning Balance in AOCI	(3.3)	(6.0)	(7.4)
Change in Fair Value Recognized in AOCI	0.0	2.3	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Benefit	1.9	2.1	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Benefit	1.5	1.7	1.4
Net Current Period Other Comprehensive Income (Loss)	1.5	4.0	1.4
ASU 2018-02 Adoption		(1.3)
Ending Balance in AOCI	(1.8)	(3.3)	(6.0)
Southwestern Electric Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	179.5	177.1	168.7
Reclassifications from Accumulated Other Comprehensive Income [Member]
Interest Rate
Interest Expense	1.5	1.1	1.5
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.2)	(19.5)	(19.6)
Amortization of Actuarial (Gains) Losses	12.1	12.8	21.3
Income Tax (Expense) Benefit	11.3	(8.0)	9.1
Reclassifications from Accumulated Other Comprehensive Income [Member] | Securities Available for Sale [Member]
Interest Rate
Interest Expense		0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0	0.0
Amortization of Actuarial (Gains) Losses		0.0	0.0
Income Tax (Expense) Benefit		0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.2)	(19.5)	(19.6)
Amortization of Actuarial (Gains) Losses	12.1	12.8	21.3
Income Tax (Expense) Benefit	(1.5)	(1.4)	0.6
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	12.6	(6.9)	8.1
Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	1.5	1.1	1.5
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.2	0.3	0.4
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member]
Commodity
Generation and Marketing Revenues	(0.2)	(0.1)	(5.6)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Securities Available for Sale [Member]
Commodity
Generation and Marketing Revenues		0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Generation and Marketing Revenues	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Generation and Marketing Revenues	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Commodity [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Commodity
Generation and Marketing Revenues	(0.2)	(0.1)	(5.6)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Generation and Marketing Revenues [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Commodity
Generation and Marketing Revenues	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale	59.5	(32.6)	28.8
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Securities Available for Sale [Member]
Commodity
Purchased Electricity for Resale		0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Purchased Electricity for Resale	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Purchased Electricity for Resale	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Commodity [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Commodity
Purchased Electricity for Resale	59.5	(32.6)	28.8
Reclassifications from Accumulated Other Comprehensive Income [Member] | Purchased Electricity for Resale [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Commodity
Purchased Electricity for Resale	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | AEP Texas Inc. [Member]
Interest Rate
Interest Expense	1.3	1.3	1.3
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains) Losses	0.3	0.4	0.5
Income Tax (Expense) Benefit	0.3	0.4	0.5
Reclassifications from Accumulated Other Comprehensive Income [Member] | AEP Texas Inc. [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.1)	(0.1)	(0.1)
Amortization of Actuarial (Gains) Losses	0.3	0.4	0.5
Income Tax (Expense) Benefit	0.0	0.1	0.1
Reclassifications from Accumulated Other Comprehensive Income [Member] | AEP Texas Inc. [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | AEP Texas Inc. [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	1.3	1.3	1.3
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.3	0.3	0.4
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member]
Interest Rate
Interest Expense	(1.1)	(1.1)	(1.1)
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.3)	(5.2)	(5.2)
Amortization of Actuarial (Gains) Losses	2.1	1.3	3.4
Income Tax (Expense) Benefit	(0.9)	(0.8)	(1.0)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.3)	(5.2)	(5.2)
Amortization of Actuarial (Gains) Losses	2.1	1.3	3.4
Income Tax (Expense) Benefit	(0.7)	(0.8)	(0.6)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Commodity [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense		0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)		0.0
Amortization of Actuarial (Gains) Losses		0.0
Income Tax (Expense) Benefit		0.2
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	(1.1)	(1.1)	(1.1)
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	(0.2)	(0.2)	(0.4)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Purchased Electricity for Resale [Member]
Commodity
Purchased Electricity for Resale		0.9
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Commodity
Purchased Electricity for Resale		0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Purchased Electricity for Resale [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Commodity
Purchased Electricity for Resale		0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Purchased Electricity for Resale [Member] | Commodity [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Commodity
Purchased Electricity for Resale		0.9
Reclassifications from Accumulated Other Comprehensive Income [Member] | Appalachian Power Co [Member] | Purchased Electricity for Resale [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Commodity
Purchased Electricity for Resale		0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Indiana Michigan Power Co [Member]
Interest Rate
Interest Expense	2.0	2.0	2.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.8)	(0.8)	(0.9)
Amortization of Actuarial (Gains) Losses	0.6	0.8	0.9
Income Tax (Expense) Benefit	0.4	0.4	0.7
Reclassifications from Accumulated Other Comprehensive Income [Member] | Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.8)	(0.8)	(0.9)
Amortization of Actuarial (Gains) Losses	0.6	0.8	0.9
Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Indiana Michigan Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	2.0	2.0	2.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.4	0.4	0.7
Reclassifications from Accumulated Other Comprehensive Income [Member] | Ohio Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	(1.3)	(1.7)	(1.7)
Pension and OPEB
Amortization of Actuarial (Gains) Losses	(1.3)
Income Tax (Expense) Benefit	(0.3)	(0.4)	(0.6)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Public Service Co Of Oklahoma [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	(1.3)	(1.3)	(1.3)
Pension and OPEB
Income Tax (Expense) Benefit	(0.3)	(0.3)	(0.5)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Southwestern Electric Power Co [Member]
Interest Rate
Interest Expense	1.9	2.1	2.2
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(2.0)	(2.0)	(2.0)
Amortization of Actuarial (Gains) Losses	0.6	0.2	0.9
Income Tax (Expense) Benefit	0.1	0.0	0.4
Reclassifications from Accumulated Other Comprehensive Income [Member] | Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(2.0)	(2.0)	(2.0)
Amortization of Actuarial (Gains) Losses	0.6	0.2	0.9
Income Tax (Expense) Benefit	(0.3)	(0.4)	(0.4)
Reclassifications from Accumulated Other Comprehensive Income [Member] | Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Interest Rate
Interest Expense	0.0	0.0	0.0
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	0.0	0.0	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Southwestern Electric Power Co [Member] | Interest Rate [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Interest Rate
Interest Expense	1.9	2.1	2.2
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Actuarial (Gains) Losses	0.0	0.0	0.0
Income Tax (Expense) Benefit	$ 0.4	$ 0.4	$ 0.8